ACCOUNTS RECEIVABLE - Summary of Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts – beginning	$ (61)	$ (57)
Write-offs	23	18
Additions to allowance for doubtful accounts	(19)	(22)
Allowance for doubtful accounts – ending	$ (57)	$ (61)